Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Parenthetical) (Detail)	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of defined benefit plans [abstract]
Discount rate	2.99%	3.14%	4.14%